Note 4 - Earnings Per Common Share	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

4. EARNINGS PER COMMON SHARE

	2022	2021	2020
Basic Earnings Per Common Share:
Net Income	$220.8	$271.7	$88.6
Less: Provision for preferred dividends	14.8	14.8	14.8
Income allocated to participating securities	0.3	0.4	0.1
Net Income Available to Common Shareholders	$205.7	$256.5	$73.7
Weighted Average Common Shares Outstanding (in millions)	52.0	51.6	51.2
Basic Earnings Per Share of Common Stock	$3.96	$4.97	$1.44
Diluted Earnings per Common Share:
Net Income	$220.8	$271.7	$88.6
Less: Provision for preferred dividends	14.8	14.8	14.8
Income allocated to participating securities	0.3	0.4	0.1
Net Income Available to Common Shareholders	$205.7	$256.5	$73.7
Weighted Average Common Shares Outstanding (in millions)	52.0	51.6	51.2
Dilutive Effect of Restricted Stock and Restricted Stock Units (in millions)*	0.1	0.1	0.1
Weighted Average Diluted Common Shares (in millions)	52.1	51.7	51.3
Diluted Earnings Per Share of Common Stock	$3.95	$4.96	$1.44

* Calculation excludes certain outstanding common shares (shown in millions by period at the right) attributable to stock units subject to performance or market conditions and restricted stock, which could have a dilutive effect in the future	0.1	0.1	0.1